Fair Value Measurements (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Measurements (Details) [Line Items]
Assets held in trust account	$ 207,005,566
Transfers out of level 3	9,000,000.0
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants listed and traded amount	$ 11,200,000